Long-term bank debt, current and non current, textuals 2 (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Line Of Credit Facility [Line Items]
Interest costs incurred on bank-debt	$ 2,388	$ 1,626